                      LIFE OF VIRGINIA SEPARATE ACCOUNT I


                             FINANCIAL STATEMENTS


                         YEAR ENDED DECEMBER 31, 1998
                  (WITH INDEPENDENT AUDITORS' REPORT THEREON)

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I


                               TABLE OF CONTENTS


                               DECEMBER 31, 1998



                                                    PAGE
                                                   -----
Independent Auditors' Report ...................    A-3
Financial Statements:
 Statements of Assets and Liabilities ..........    A-4
 Statements of Operations ......................    A-5
 Statements of Changes in Net Assets ...........    A-6
Notes to Financial Statements ..................    A-9

                         INDEPENDENT AUDITORS' REPORT

Policyholders
Life of Virginia Separate Account I
and
The Board of Directors
The Life Insurance Company of Virginia:

     We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account I (the Account) (comprising the GE Investments Funds, Inc. -- S&P 500 Index, Money Market, Total Return and Income Funds) as of December 31, 1998 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc. -- Government Securities Fund of Life of Virginia Separate Account I for each of the years or lesser periods in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account I as of December 31, 1998 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended in conformity with generally accepted accounting principles.


                                                         KPMG LLP



Richmond, Virginia
February 12, 1999

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I


                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998



                                                                                GE INVESTMENTS FUNDS, INC.
                                                                 --------------------------------------------------------
                                                                     S&P 500         MONEY        TOTAL
                                                                      INDEX         MARKET       RETURN        INCOME
                                                                       FUND          FUND         FUND          FUND
ASSETS                                                           --------------- ------------ ------------ --------------
Investment in GE Investments Funds, Inc., at fair value
 (note 2):
S&P 500 Index Fund (149,697 shares; cost - $2,459,364)..........   $ 3,549,315           --           --             --
Money Market Fund (114,738 shares; cost - $113,677).............            --      114,738           --             --
Total Return Fund (38,523 shares; cost - $504,130)..............            --           --      564,742             --
Income Fund (98,271 shares; cost-$1,192,566)....................            --           --           --      1,212,663
Receivable from affiliate ......................................            44           --           40             --
                                                                   -----------      -------      -------      ---------
   TOTAL ASSETS ................................................     3,549,359      114,738      564,782      1,212,663
                                                                   -----------      -------      -------      ---------
LIABILITIES
Accrued expenses payable to affiliate (note 3) .................         3,880        4,923        1,769          5,691
                                                                   -----------      -------      -------      ---------
   TOTAL LIABILITIES ...........................................         3,880        4,923        1,769          5,691
                                                                   -----------      -------      -------      ---------
Net assets .....................................................   $ 3,545,479      109,815      563,013      1,206,972
                                                                   ===========      =======      =======      =========
ANALYSIS OF NET ASSETS
Attributable to:
Flexible premium variable life insurance policyholders .........   $ 3,545,479      104,783      563,013         41,431
The Life Insurance Company of Virginia .........................            --        5,032           --      1,165,541
                                                                   -----------      -------      -------      ---------
Net assets .....................................................   $ 3,545,479      109,815      563,013      1,206,972
                                                                   ===========      =======      =======      =========
Outstanding units attributable to policyholders ................        38,078        5,492       11,911          3,850
                                                                   ===========      =======      =======      =========
Net asset value per unit .......................................   $     93.11        19.08        47.27          10.76
                                                                   ===========      =======     ========     ==========

               See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I


                           STATEMENTS OF OPERATIONS
                               DECEMBER 31, 1998



                                                                                GE INVESTMENTS FUNDS, INC.
                                                             ----------------------------------------------------------------
                                                                           S&P 500                        GOVERNMENT
                                                                            INDEX                         SECURITIES
                                                                            FUND                             FUND
                                                             ----------------------------------- ----------------------------
                                                                                                   PERIOD FROM
                                                                                                   JANUARY 1,
                                                                                                     1997 TO      YEAR ENDED
                                                                   YEAR ENDED DECEMBER 31,        DECEMBER 11,   DECEMBER 31,
                                                                 1998       1997        1996          1997           1996
                                                             ----------- --------- ------------- -------------- -------------
Investment income:
 Income - Dividends from GE Investments Funds, Inc. ........  $133,992     74,868      951,740            -        107,728
 Expenses - Mortality and expense risk charges (note 3).....    15,812     13,073       10,184          275            322
                                                              --------     ------      -------          ---        -------
Net investment income (loss) ...............................   118,180     61,795      941,556         (275)       107,406
                                                              --------     ------      -------         ----        -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ..................................    95,254     25,044       64,036       14,693            550
 Unrealized appreciation (depreciation) on investments .....   565,867    576,234     (567,960)      52,703        (93,943)
                                                              --------    -------     --------       ------        -------
Net realized and unrealized gain (loss) on investments .....   661,121    601,278     (503,924)      67,396        (93,393)
                                                              --------    -------     --------       ------        -------
Increase in net assets from operations .....................  $779,301    663,073      437,632       67,121         14,013
                                                              ========    =======     ========       ======        =======


                                                                                GE INVESTMENTS FUNDS, INC.
                                                               ------------------------------------------------------------
                                                                     MONEY MARKET FUND             TOTAL RETURN FUND
                                                               ----------------------------- ------------------------------
                                                                  YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                   1998      1997     1996     1998     1997       1996
                                                               ----------- -------- -------- -------- -------- ------------
Investment income:
 Income -  Dividends from GE Investments
   Funds, Inc. ...............................................  $  60,571   93,738   90,233   28,953   67,322     125,517
 Expenses -  Mortality and expense risk charges (note 3) .....        576      413      304    2,625    2,387       2,159
                                                                ---------   ------   ------   ------   ------     -------
Net investment income (loss) .................................     59,995   93,325   89,929   26,328   64,935     123,358
                                                                ---------   ------   ------   ------   ------     -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) ....................................     35,355      243      606    4,570    9,612      17,898
 Unrealized appreciation (depreciation) on investments .......    (35,355)   4,052    2,824   49,885    2,077     (99,638)
                                                                ---------   ------   ------   ------   ------     -------
Net realized and unrealized gain (loss) on investments .......         --    4,295    3,430   54,455   11,689     (81,740)
                                                                ---------   ------   ------   ------   ------     -------
Increase in net assets from operations .......................  $  59,995   97,620   93,359   80,783   76,624      41,618
                                                                =========   ======   ======   ======   ======     =======


                                                                      GE INVESTMENTS FUNDS, INC.
                                                                    ------------------------------
                                                                             INCOME FUND
                                                                    ------------------------------
                                                                                      PERIOD FROM
                                                                                      DECEMBER 12,
                                                                      YEAR ENDED        1997 TO
                                                                     DECEMBER 31,     DECEMBER 31,
                                                                         1998             1997
                                                                    --------------   -------------
Investment income:
 Income - Dividends from GE Investments Funds, Inc. .............      $ 67,672          2,969
 Expenses - Mortality and expense risk charges (note 3) .........           210             13
                                                                       --------          -----
Net investment income (loss) ....................................        67,462          2,956
                                                                       --------          -----
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) .......................................           592           (144)
 Unrealized appreciation (depreciation) on investments ..........        20,898           (800)
                                                                       --------          -----
Net realized and unrealized gain (loss) on investments ..........        21,490           (944)
                                                                       --------          -----
Increase in net assets from operations ..........................      $ 88,952          2,012
                                                                       ========          =====

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I


                      STATEMENTS OF CHANGES IN NET ASSETS
                               DECEMBER 31, 1998



                                                                          GE INVESTMENTS FUNDS, INC.
                                                    ----------------------------------------------------------------------
                                                                                                       GOVERNMENT
                                                             S&P 500 500 INDEX FUND                 SECURITIES FUND
                                                    ----------------------------------------- ----------------------------
                                                                                                PERIOD FROM
                                                                                                JANUARY 1,        YEAR
                                                                                                  1997 TO        ENDED
                                                             YEAR ENDED DECEMBER 31,           DECEMBER 11,   DECEMBER 31,
                                                         1998          1997          1996          1997           1996
                                                    ------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) .....................  $  118,180        61,795       941,556           (275)      107,406
 Net realized gain (loss) .........................      95,254        25,044        64,036         14,693           550
 Unrealized appreciation (depreciation) on
   investments ....................................     565,867       576,234      (567,960)        52,703       (93,943)
                                                     ----------       -------      --------         ------       -------
Increase in net assets from operations ............     779,301       663,073       437,632         67,121        14,013
                                                     ----------       -------      --------         ------       -------
From capital transactions:
 Net premiums .....................................     130,672       135,730       138,008          5,808         7,582
 Loan interest ....................................      (3,856)       (4,224)       (3,229)           (75)          (49)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits .................................      (7,089)       (1,896)         (108)            --            --
   Surrenders .....................................     (93,428)      (28,932)      (32,971)        (2,083)       (4,713)
   Loans ..........................................         974          (803)      (12,258)           467        (2,224)
   Cost of insurance (note 3) .....................    (138,225)     (126,732)     (118,130)        (4,109)       (7,286)
   Transfer gain (loss) and transfer fees .........        (781)       (3,324)        2,021          1,728           (60)
   Capital contribution (withdrawal) ..............          --            --            --     (1,077,814)           --
 Transfers from the Guarantee Account .............         106            --            --             --            --
 Interfund transfers ..............................         283       (25,477)       (2,210)       (65,455)         (180)
                                                     ----------      --------      --------     ----------       -------
Increase (decrease) in net assets from capital
 transactions .....................................    (111,344)      (55,658)      (28,877)    (1,141,533)       (6,930)
                                                     ----------      --------      --------     ----------       -------
Increase (decrease) in net assets .................     667,957       607,415       408,755     (1,074,412)        7,083
Net assets at beginning of year ...................   2,877,522     2,270,107     1,861,352      1,074,412     1,067,329
                                                     ----------     ---------     ---------     ----------     ---------
Net assets at end of year .........................  $3,545,479     2,877,522     2,270,107             --     1,074,412
                                                     ==========     =========     =========     ==========     =========

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I

                               DECEMBER 31, 1998



                                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                                                   --------------------------------------------
                                                                MONEY MARKET FUND
                                                   --------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                         1998          1997           1996
                                                   --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) ....................  $      59,995      93,325        89,929
 Net realized gain (loss) ........................         35,355         243           606
 Unrealized appreciation (depreciation) on
   investments ...................................        (35,355)      4,052         2,824
                                                    -------------      ------        ------
Increase in net assets from operations ...........         59,995      97,620        93,359
                                                    -------------      ------        ------
From capital transactions:
 Net premiums ....................................          5,705       6,957         6,570
 Loan interest ...................................            (81)        (22)           (1)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ................................             --          --            --
   Surrenders ....................................         (3,904)         --        (3,587)
   Loans .........................................           (120)        (74)       (2,071)
   Cost of insurance (note 3) ....................        (11,292)    (10,681)       (9,090)
   Transfer gain (loss) and transfer fees ........         (6,072)     17,954        (1,597)
   Capital contribution (withdrawal) .............     (1,918,081)         --            --
 Transfers from the Guarantee Account ............             --          --            --
 Interfund transfers .............................         18,769      30,083         3,403
                                                    -------------     -------        ------
Increase (decrease) in net assets from capital
 transactions ....................................     (1,915,076)     44,217        (6,373)
                                                    -------------     -------        ------
Increase (decrease) in net assets ................     (1,855,081)    141,837        86,986
Net assets at beginning of year ..................      1,964,896   1,823,059     1,736,073
                                                    -------------   ---------     ---------
Net assets at end of year ........................  $     109,815   1,964,896     1,823,059
                                                    =============   =========     =========



                                                        GE INVESTMENTS FUNDS, INC.
                                                                (CONTINUED)
                                                   ------------------------------------
                                                            TOTAL RETURN FUND
                                                   ------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                                       1998        1997        1996
                                                   ----------- ----------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) ....................    26,328      64,935      123,358
 Net realized gain (loss) ........................     4,570       9,612       17,898
 Unrealized appreciation (depreciation) on
   investments ...................................    49,885       2,077      (99,638)
                                                      ------      ------      -------
Increase in net assets from operations ...........    80,783      76,624       41,618
                                                      ------      ------      -------
From capital transactions:
 Net premiums ....................................    34,420      34,821       37,434
 Loan interest ...................................    (1,133)     (1,356)        (725)
 Transfers (to) from the general account of
   Life of Virginia:
   Death benefits ................................        --      (1,883)          --
   Surrenders ....................................    (4,083)    (30,483)     (15,541)
   Loans .........................................     1,137      (6,398)     (10,486)
   Cost of insurance (note 3) ....................   (37,929)    (35,165)     (34,260)
   Transfer gain (loss) and transfer fees ........       (85)     (1,218)         (19)
   Capital contribution (withdrawal) .............        --          --           --
 Transfers from the Guarantee Account ............        --          --           --
 Interfund transfers .............................        --       2,778       (1,013)
                                                     -------     -------      -------
Increase (decrease) in net assets from capital
 transactions ....................................    (7,673)    (38,904)     (24,610)
                                                     -------     -------      -------
Increase (decrease) in net assets ................    73,110      37,720       17,008
Net assets at beginning of year ..................   489,903     452,183      435,175
                                                     -------     -------      -------
Net assets at end of year ........................   563,013     489,903      452,183
                                                     =======     =======      =======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I

                               DECEMBER 31, 1998



                                                                          GE INVESTMENTS FUNDS, INC.
                                                                                 (CONTINUED)
                                                                        ------------------------------
                                                                                 INCOME FUND
                                                                        ------------------------------
                                                                                          PERIOD FROM
                                                                                          DECEMBER 12,
                                                                             YEAR             1997
                                                                             ENDED             TO
                                                                         DECEMBER 31,     DECEMBER 31,
                                                                             1998             1997
                                                                        --------------   -------------
Increase (decrease) in net assets
From operations:
 Net investment income (loss) .......................................     $   67,462           2,956
 Net realized gain (loss) ...........................................            592            (144)
 Unrealized appreciation (depreciation) on investments ..............         20,898            (800)
                                                                          ----------           -----
Increase in net assets from operations ..............................         88,952           2,012
                                                                          ----------           -----
From capital transactions:
 Net premiums .......................................................          5,397             229
 Loan interest ......................................................           (149)             12
 Transfers (to) from the general account of Life of Virginia:
   Death benefits ...................................................             --              --
   Surrenders .......................................................         (2,195)             --
   Loans ............................................................           (316)             --
   Cost of insurance (note 3) .......................................         (3,628)           (161)
   Transfer gain (loss) and transfer fees ...........................             25             (39)
   Capital contribution (withdrawal) ................................             --       1,077,814
 Transfers from the Guarantee Account ...............................             --              --
 Interfund transfers ................................................        (19,052)         58,071
                                                                          ----------       ---------
Increase (decrease) in net assets from capital transactions .........        (19,918)      1,135,926
                                                                          ----------       ---------
Increase (decrease) in net assets ...................................         69,034       1,137,938
Net assets at beginning of year .....................................      1,137,938              --
                                                                          ----------       ---------
Net assets at end of year ...........................................     $1,206,972       1,137,938
                                                                          ==========       =========

                See accompanying notes to financial statements.

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I


                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998


(1) DESCRIPTION OF ENTITY

     Life of Virginia Separate Account I (the Account) is a separate investment account established in 1984 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia prior to December 31, 1988. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Company. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Company and GE Financial Assurance Holdings, Inc. are indirect, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation.

     On December 12, 1997, the Account added the GE Investments Funds, Inc. -- Income Fund as a new investment subdivision and made a substitution of shares of the GE Investments Funds, Inc. -- Government Securities for shares of the GE Investments Funds, Inc. -- Income Fund. The foregoing substitution was carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance.


(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     (A) INVESTMENTS

     Investments are stated at fair value which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

     The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1998 were:



                                COST OF      PROCEEDS
                                SHARES         FROM
FUND                           ACQUIRED     SHARES SOLD
---------------------------   ----------   ------------
GE Investments Funds, Inc.:
 S&P 500 Index ............    $387,195       368,555
 Money Market .............     193,264     2,027,234
 Total Return .............      71,901        53,052
 Income ...................      83,705        35,960

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (B) CAPITAL TRANSACTIONS

     The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 1998, 1997 and 1996 are as follows:



                                                                     GE INVESTMENTS FUNDS, INC.
                                                 -------------------------------------------------------------------
                                                    S&P 500      GOVERNMENT       MONEY         TOTAL
                                                     INDEX       SECURITIES       MARKET        RETURN      INCOME
                                                      FUND          FUND           FUND          FUND        FUND
                                                 ------------- -------------- -------------- ----------- -----------
Units outstanding at December 31, 1995 .........    40,981         2,913          3,746         13,859          --
                                                    ------         -----          -------       ------       -----
 Net premiums ..................................     2,880           328            390          1,180          --
 Loan interest .................................       (67)           (2)            --            (23)         --
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................        (2)           --             --             --          --
   Surrenders ..................................      (688)         (204)          (213)          (490)         --
   Loans .......................................      (256)          (96)          (123)          (330)         --
   Cost of insurance ...........................    (2,466)         (316)          (539)        (1,080)         --
 Interfund transfers ...........................       (46)           (8)           202            (32)         --
                                                    --------       ------        ------          -----       -----
Net increase (decrease) in units
 from capital transactions .....................      (645)         (298)          (283)          (775)         --
                                                    --------       ------        ------         ------       -----
Units outstanding at December 31, 1996 .........    40,336         2,615          3,463         13,084          --
                                                    --------       -------       ------         ------       -----
 Net premiums ..................................     2,340           231            396            931          23
 Loan interest .................................       (73)           (3)            (1)           (36)          1
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................       (33)           --             --            (50)         --
   Surrenders ..................................      (499)          (83)            --           (816)         --
   Loans .......................................       (14)           19             (4)          (171)         --
   Cost of insurance ...........................    (2,184)         (164)          (608)          (941)        (16)
 Interfund transfers ...........................      (439)       (2,615)         1,712             74       5,807
                                                    --------      --------       ------         ------       -----
Net increase (decrease) in units
 from capital transactions .....................      (902)       (2,615)         1,495         (1,009)      5,815
                                                    --------      --------       ------         ------       -----
Units outstanding at December 31, 1997 .........    39,434            --          4,958         12,075       5,815
                                                    --------      --------       ------         ------       -----
From capital transactions:
 Net premiums ..................................     1,603            --            336            743         531
 Loan interest .................................       (47)           --             (5)           (24)        (15)
 Transfers (to) from the general
   account of Life of Virginia:
   Death benefits ..............................       (87)           --             --             --          --
   Surrenders ..................................    (1,146)           --           (230)           (88)       (216)
   Loans .......................................        12            --             (7)            25         (31)
   Cost of insurance ...........................    (1,695)           --           (664)          (820)       (357)
 Transfers from the Guarantee Account ..........         1            --             --             --          --
 Interfund transfers ...........................         3            --          1,104             --      (1,877)
                                                    --------      --------        ------        ------      ------
Net increase (decrease) in units
 from capital transactions .....................    (1,356)           --            534           (164)     (1,965)
                                                    --------      --------        ------        ------      ------
Units outstanding at December 31, 1998 .........    38,078            --          5,492         11,911       3,850
                                                    ========      ========       =======        ======      ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT I

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- Continued


     (C) FEDERAL INCOME TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.


     (D) USE OF ESTIMATES

     Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3) RELATED PARTY TRANSACTIONS

     Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender is made to compensate Life of Virginia for the costs incurred in connection with accomplishing the surrender.


     A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense (M&E) risk that Life of Virginia assumes. This M&E charge is deducted daily at an effective annual rate of .50% of the net assets of the Account.

     GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

     Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

     GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Money Market Fund and .50% for the Total Return and Income Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

     Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.


(4) SUBSEQUENT EVENT

     Effective January 1, 1999, The Life Insurance Company of Virginia merged with The Harvest Life Insurance Company to form GE Life and Annuity Assurance Company. Concurrently, the Account changes its name to GE Life & Annuity Separate Account I. Neither of these events have an impact on net assets or unit values.


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